Leases - Additional information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Interest expense on lease liabilities	$ 4,774
Expense relating to leases of low-value assets for which recognition exemption has been used	430
Cash Flows	16,869	$ 1,027	$ 4,531
Financial leases [member]
Statement [Line Items]
Cash Flows	$ 8,848	$ 26	$ 8
Retail Stores [Member]
Statement [Line Items]
Operating Lease Term	15 years
Office Space [Member] | Top of range [member]
Statement [Line Items]
Operating Lease Term	5 years
Office Space [Member] | Bottom of range [member]
Statement [Line Items]
Operating Lease Term	3 years
IT Equipment [Member] | Top of range [member]
Statement [Line Items]
Operating Lease Term	1 year
IT Equipment [Member] | Bottom of range [member]
Statement [Line Items]
Operating Lease Term	3 years